PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of earnings (loss) from continuing operations and provisions for income taxes
Components of earnings from continuing operations before income taxes and the provision (benefit) for U.S. and other income taxes from continuing operations follow:

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Earnings from continuing operations before income taxes
United States	$717	$465	$111
Outside the United States	163	153	74
Total	$880	$618	$185

Provision (benefit) for income taxes on earnings from continuing operations
United States
Current	$165	$115	$(82)
Deferred	66	29	128
Outside the United States
Current	20	29	17
Deferred	16	16	5
State and other
Current	16	18	(11)
Deferred	(9)	(5)	17
Total	$274	$202	$74

Deferred tax charge (benefit) recorded as a component of accumulated other comprehensive loss
The following represents the deferred tax charge (benefit) recorded as a component of accumulated other comprehensive loss in stockholders' equity.

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Unrecognized losses and prior service credits for benefit plans	$(15)	$(16)	$(17)
Cumulative translation adjustment	--	3	2
Unrealized gains (losses) on cash flow hedges	(12)	(6)	4
Total	$(27)	$(19)	$(11)

Income tax expense (benefit) included in consolidated financial statement
Total income tax expense (benefit) included in the consolidated financial statements was composed of the following:

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Continuing operations	$274	$202	$74
Discontinued operations	27	10	(14)
Other comprehensive income	(27)	(19)	(11)
Total	$274	$193	$49

Reconciliation of income taxes on earnings from continuing operations at federal statutory income tax rate
Differences between the provision for income taxes on earnings from continuing operations and income taxes computed using the U.S. federal statutory income tax rate follow:

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Amount computed using the statutory rate	$308	$216	$65
State income taxes, net	2	8	4
Foreign rate variance	(21)	(11)	(3)
Domestic manufacturing deduction	(17)	(14)	5
Change in reserves for tax contingencies	--	--	(5)
General business credits	(5)	(4)	7
Other	7	7	1
Provision for income taxes	$274	$202	$74

Significant components of deferred assets and liabilities
The significant components of deferred tax assets and liabilities follow:

	December 31,
(Dollars in millions)	2011	2010

Deferred tax assets
Post-employment obligations	$562	$512
Net operating loss carryforwards	87	61
Other	27	22
Total deferred tax assets	676	595
Less valuation allowance	(42)	(48)
Deferred tax assets less valuation allowance	$634	$547

Deferred tax liabilities
Depreciation	$(793)	$(781)
Inventory reserves	(44)	(37)
Total deferred tax liabilities	$(837)	$(818)

Net deferred tax liabilities	$(203)	$(271)

As recorded in the Consolidated Statements of Financial Position:
Other current assets	$2	$2
Other noncurrent assets	18	24
Payables and other current liabilities	(13)	(13)
Deferred income tax liabilities	(210)	(284)
Net deferred tax liabilities	$(203)	$(271)

Schedule of tax receivables and payables
Amounts due to and from tax authorities as recorded in the Consolidated Statements of Financial Position:

	December 31,
(Dollars in millions)	2011	2010

Miscellaneous receivables	$5	$45

Payables and other current liabilities	8	7
Other long-term liabilities	10	9
Total income taxes payable	$18	$16

Reconciliation of beginning and ending amounts of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31,
	2011	2010	2009
(Dollars in millions)
Balance at January 1	$9	$6	$11
Additions based on tax positions related to current year	1	5	--
Lapse of statute of limitations	--	(2)	(5)
Balance at December 31	$10	$9	$6